Financial Instruments and Risk Management - Schedule of Credit Risk (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Credit Risk [Abstract]
Trade receivables	$ 35,655	$ 32,482
Joint interest receivables	19,939	19,719
Accrued joint interest receivables	14,022	13,985
Accounts receivable	$ 69,616	$ 66,186